Ordinary shares, share premium, and other equity - AT1 Equity instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total AT1 equity instruments	£ 7,595	£ 8,982	[1]
Barclays Bank Group [member]
Total AT1 equity instruments	7,595	8,982	[2]
AT1 equity instruments [member] | 8.25% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 0	1,242
Initial call date	2018
AT1 equity instruments [member] | 7.0% Perpetual Subordinated Contingent Convertible Securities | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 0	698
Initial call date	2019
AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 715	715
Initial call date	2019
AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 860	860
Initial call date	2019
AT1 equity instruments [member] | 8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 836	836
Initial call date	2020
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,000	1,000
Initial call date	2022
AT1 equity instruments [member] | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,136	1,136
Initial call date	2022
AT1 equity instruments [member] | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 500	1,250
Initial call date	2023
AT1 equity instruments [member] | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 1,925	0
Initial call date	2023
AT1 equity instruments [member] | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays Bank Group [member] | Fixed interest rate [member]
Total AT1 equity instruments	£ 623	£ 1,245
Initial call date	2024

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.